Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share capital
Schedule of Share capital

Share capital at January 1, 2017	26,142,365
Capital increase on March 23, 2017	9,500
Capital increase on April 13, 2017	22,000
Capital increase on May 30, 2017	5,000
Capital increase on June 15, 2017	8,537
Capital increase on August 14, 2017	4,375,000
Capital increase on August 18, 2017	156,250
Capital increase on September 1, 2017	1,500
Capital increase on September 22, 2017	28,675
Capital increase on November 20, 2017	2,500

Share capital at December 31, 2017	30,751,327

Share capital at January 1, 2016	24,352,769
Capital increase on March 30, 2016	46,613
Capital increase on April 14, 2016	50,453
Capital increase on May 26, 2016	43,071
Capital increase on June 16, 2016	41,269
Capital increase on September 6, 2016	7,400
Capital increase on September 23, 2016	45,457
Capital increase on September 29, 2016	1,475,221
Capital increase on November 17, 2016	8,200
Capital increase on November 25, 2016	57,913
Capital increase on December 8, 2016	13,999

Share capital at December 31, 2016	26,142,365

Share capital at January 1, 2015	23,193,047
Capital increase on March 21, 2015	120,833
Capital increase on April 11, 2015	106,220
Capital increase on June 2, 2015	51,487
Capital increase on June 20, 2015	46,521
Capital increase on September 8, 2015	383,190
Capital increase on September 26, 2015	150,702
Capital increase on November 4, 2015	60,843
Capital increase on November 13, 2015	176,456
Capital increase on December 4, 2015	63,470

Share capital at December 31, 2015	24,352,769